UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10387

Tax Managed Value Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2005

Item 1. Reports to Stockholders

Tax-Managed Value Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 99.3%
Security	Shares	Value
Aerospace and Defense - 2.8%
General Dynamics Corp.	125,000	$13,131,250
Northrop Grumman Corp.	200,000	10,968,000
		$24,099,250
Auto Parts and Equipment - 0.9%
BorgWarner, Inc.	175,000	$8,001,000
		$8,001,000
Banks-Regional - 10.2%
Bank of America Corp.	450,000	$20,268,000
Marshall and Ilsley Corp.	100,000	4,264,000
SunTrust Banks, Inc.	175,000	12,745,250
TCF Financial Corp.	300,000	7,587,000
U.S. Bancorp	150,000	4,185,000
Wachovia Corp.	350,000	17,913,000
Washington Mutual, Inc.	100,000	4,132,000
Wells Fargo & Co.	275,000	16,483,500
		$87,577,750
Building Products - 0.6%
Masco Corp.	150,000	$4,723,500
		$4,723,500
Chemicals - 1.3%
Air Products and Chemicals, Inc.	190,000	$11,158,700
		$11,158,700
Communications Services - 4.2%
Alltel Corp.	125,000	$7,120,000
Sprint Corp.	700,000	15,582,000
Verizon Communications, Inc.	375,000	13,425,000
		$36,127,000
Computers and Business Equipment - 3.7%
Diebold, Inc.	100,000	$4,837,000
Hewlett-Packard Co.	325,000	6,652,750
International Business Machines Corp.	200,000	15,276,000
NCR Corp.(1)	160,000	5,280,000
		$32,045,750

Security	Shares	Value
Conglomerates - 1.8%
Tyco International Ltd.(2)	500,000	$15,655,000
		$15,655,000
Consumer Services - 0.7%
Cendant Corp.	300,000	$5,973,000
		$5,973,000
Diversified Manufacturing - 1.8%
Cooper Industries Ltd., Class A	125,000	$7,957,500
Eaton Corp.	125,000	7,337,500
		$15,295,000
Electric Utilities - 6.8%
Dominion Resources, Inc.	200,000	$15,080,000
Entergy Corp.	176,000	12,900,800
Exelon Corp.	400,000	19,800,000
FPL Group, Inc.	250,000	10,205,000
		$57,985,800
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc.(1)	175,000	$3,631,250
Flextronics International Ltd.(1)(2)	275,000	3,066,250
		$6,697,500
Financial Services - 7.3%
American Express Co.	125,000	$6,587,500
Citigroup, Inc.	375,000	17,610,000
Countrywide Financial Corp.	500,000	18,095,000
Freddie Mac	100,000	6,152,000
J.P.Morgan Chase & Co.	400,000	14,196,000
		$62,640,500
Foods - 1.5%
Nestle SA(2)	50,000	$13,210,922
		$13,210,922
Health Care Services - 2.0%
Caremark Rx, Inc.(1)	175,000	$7,008,750
Medco Health Solutions, Inc.(1)	200,000	10,194,000
		$17,202,750

See notes to financial statements

Tax-Managed Value Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Home Builders - 1.4%
Lennar Corp., Class A	225,000	$11,580,750
		$11,580,750
Household Products - 1.1%
Kimberly-Clark Corp.	150,000	$9,367,500
		$9,367,500
Information Technology and Management Consulting - 0.4%
Accenture Ltd., Class A(1)(2)	150,000	$3,255,000
		$3,255,000
Insurance - 4.4%
Allstate Corp. (The)	175,000	$9,828,000
MetLife, Inc.	300,000	11,670,000
Progressive Corp.	100,000	9,127,000
Prudential Financial, Inc.	125,000	7,143,750
		$37,768,750
Investment Services - 5.5%
Franklin Resources, Inc.	75,000	$5,151,000
Goldman Sachs Group, Inc.	150,000	16,018,500
Lehman Brothers Holdings, Inc.	135,000	12,382,200
Merrill Lynch & Co., Inc.	250,000	13,482,500
		$47,034,200
Machinery - 2.1%
Caterpillar, Inc.	100,000	$8,805,000
Deere & Co.	150,000	9,381,000
		$18,186,000
Media - 2.4%
Time Warner, Inc.(1)	750,000	$12,607,500
Viacom, Inc., Class B	225,000	7,789,500
		$20,397,000
Medical-Drugs - 3.0%
Bristol-Myers Squibb Co.	300,000	$7,800,000
Wyeth	400,000	17,976,000
		$25,776,000

Security	Shares	Value
Medical-Lab Products & Services - 0.5%
Fisher Scientific International, Inc.(1)	75,000	$4,453,500
		$4,453,500
Metals-Industrial - 2.6%
Alcoa, Inc.	325,000	$9,431,500
Peabody Energy Corp.	145,000	6,346,650
Phelps Dodge Corp.	75,000	6,438,750
		$22,216,900
Oil and Gas-Equipment and Services - 1.1%
GlobalSantaFe Corp.	150,000	$5,040,000
Transocean Sedco Forex, Inc.(1)	100,000	4,637,000
		$9,677,000
Oil and Gas-Exploration and Production - 2.5%
Apache Corp.	200,000	$11,258,000
Burlington Resources, Inc.	200,000	9,722,000
		$20,980,000
Oil and Gas-Integrated - 10.1%
ChevronTexaco Corp.	350,000	$18,200,000
ConocoPhillips	200,000	20,970,000
Exxon Mobil Corp.	350,000	19,960,500
Marathon Oil Corp.	150,000	6,985,500
Occidental Petroleum Corp.	300,000	20,700,000
		$86,816,000
Oil and Gas-Refinery - 1.2%
Valero Energy Corp.	150,000	$10,279,500
		$10,279,500
Paper and Forest Products - 1.8%
Weyerhaeuser Co.	225,000	$15,437,250
		$15,437,250
Publishing - 0.9%
Gannett Co., Inc.	100,000	$7,700,000
		$7,700,000

See notes to financial statements

Tax-Managed Value Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
REITS - 3.0%
AMB Property Corp.	110,000	$4,288,900
AvalonBay Communities, Inc.	75,000	5,400,000
General Growth Properties, Inc.	150,000	5,866,500
Public Storage, Inc.	75,000	4,402,500
Vornado Realty Trust	75,000	5,733,750
		$25,691,650
Restaurants - 1.0%
McDonald's Corp.	300,000	$8,793,000
		$8,793,000
Retail-Food and Drug - 0.6%
CVS Corp.	100,000	$5,158,000
		$5,158,000
Retail-General - 1.2%
J.C. Penney Company, Inc.	225,000	$10,667,250
		$10,667,250
Retail-Home Improvement - 1.1%
Home Depot, Inc. (The)	275,000	$9,726,750
		$9,726,750
Retail-Specialty and Apparel - 0.8%
Target Corporation	75,000	$3,480,000
TJX Companies, Inc.	150,000	3,397,500
		$6,877,500
Tobacco - 2.1%
Altria Group, Inc.	275,000	$17,872,250
		$17,872,250
Transport-Services - 0.7%
FedEx Corp.	65,500	$5,564,225
		$5,564,225
Transportation - 1.4%
Burlington Northern Santa Fe Corp.	250,000	$12,062,500
		$12,062,500
Total Common Stocks (identified cost $633,232,557)		$851,731,897

Short-Term Investments - 0.5%
Security	Principal Amount (000's omitted)	Value
General Electric Capital Corp., 2.94%, 5/2/05	$2,601	$2,600,575
Investors Bank and Trust Company Time Deposit, 2.96%, 5/2/05	2,000	2,000,000
Total Short-Term Investments (at amortized cost, $4,600,575)		$4,600,575
Total Investments - 99.8% (identified cost $637,833,132)		$856,332,472
Other Assets, Less Liabilities - 0.2%		$1,383,425
Net Assets - 100.0%		$857,715,897

(1)  Non-income producing security.

(2)  Foreign security.

See notes to financial statements

Tax-Managed Value Portfolio as of April 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2005

Assets
Investments, at value (identified cost, $637,833,132)	$856,332,472
Cash	1,768
Receivable for investments sold	10,621,831
Interest and dividends receivable	1,067,661
Tax reclaim receivable	158,624
Total assets	$868,182,356
Liabilities
Payable for investments purchased	$10,411,982
Payable to affiliate for Trustees' fees	1,575
Accrued expenses	52,902
Total liabilities	$10,466,459
Net Assets applicable to investors' interest in Portfolio	$857,715,897
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$639,207,415
Net unrealized appreciation (computed on the basis of identified cost)	218,508,482
Total	$857,715,897

Statement of Operations

For the Six Months Ended
April 30, 2005

Investment Income
Dividends (net of foreign taxes, $50,845)	$9,087,359
Interest	107,664
Total investment income	$9,195,023
Expenses
Investment adviser fee	$2,715,623
Trustees' fees and expenses	9,461
Custodian fee	129,184
Legal and accounting services	35,061
Miscellaneous	5,975
Total expenses	$2,895,304
Deduct - Reduction of custodian fee	$7
Preliminary reduction of investment adviser fee	12,844
Total expense reductions	$12,851
Net expenses	$2,882,453
Net investment income	$6,312,570
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$12,244,566
Foreign currency transactions	(2,108)
Net realized gain	$12,242,458
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$36,305,403
Foreign currency	277
Net change in unrealized appreciation (depreciation)	$36,305,680
Net realized and unrealized gain	$48,548,138
Net increase in net assets from operations	$54,860,708

See notes to financial statements

Tax-Managed Value Portfolio as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
From operations - Net investment income	$6,312,570	$11,882,320
Net realized gain from investments and foreign currency transacations	12,242,458	21,705,872
Net change in unrealized appreciation (depreciation) from investments and foreign currency	36,305,680	59,594,458
Net increase in net assets from operations	$54,860,708	$93,182,650
Capital transactions - Contributions	$72,184,996	$163,659,208
Withdrawals	(66,752,703)	(132,830,780)
Net increase in net assets from capital transactions	$5,432,293	$30,828,428
Net increase in net assets	$60,293,001	$124,011,078
Net Assets
At beginning of period	$797,422,896	$673,411,818
At end of period	$857,715,897	$797,422,896

See notes to financial statements

Tax-Managed Value Portfolio as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2005		Year Ended October 31,
	(Unaudited)†		2004	2003	2002	2001(1)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	0.68	%(2)	0.69%	0.70%	0.72%	0.70	%(2)
Net investment income	1.49	%(2)	1.57%	1.47%	0.99%	0.69	%(2)
Portfolio Turnover	14%		44%	76%	213%	45%
Total Return(3)	6.92%		13.55%	16.40%	(7.99)%	-
Net assets, end of period (000's omitted)	$857,716		$797,423	$673,412	$562,361	$442,447

(1)  For the period from the start of business, July 23, 2001, to October 31, 2001.

(2)  Annualized.

(3)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

†  The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have been the same.

See notes to financial statements

Tax-Managed Value Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 13, 2001, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of value stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2005, the Eaton Vance Tax-Managed Value Fund held approximately 89.6% of the interest in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income - Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

C  Income Taxes - The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

D  Financial Futures Contract - Upon entering a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in

Tax-Managed Value Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

F  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Other - Investment transactions are accounted for on a trade date basis.

I  Interim Financial Statements - The interim financial statements relating to April 30, 2005 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 13/240 of 1% (equal to 0.650% annually) of average daily net assets of the Portfolio up to $500 million, 0.625% of average net assets of $500 million but less than $1 billion and 0.600% of average net assets of $1 billion and over. For the six months ended April 30, 2005, the advisory fee amounted to $2,715,623. EVM has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions attributed to the Portfolio that is consideration for third-party research services. Pursuant to this agreement, EVM waived $12,844 of its advisory fee for the six months ended April 30, 2005. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2005, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $137,515,576 and $121,349,891, respectively, for the six months ended April 30, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$637,833,132
Gross unrealized appreciation	$221,010,690
Gross unrealized depreciation	(2,511,350)
Net unrealized appreciation	$218,499,340

Tax-Managed Value Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2005.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2005.

7  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	99%	1%
James B. Hawkes	99%	1%
Samuel L. Hayes, III	99%	1%
William H. Park	99%	1%
Ronald A. Pearlman	99%	1%
Norton H. Reamer	99%	1%
Lynn A. Stout	99%	1%
Ralph F. Verni	99%	1%

Results are rounded to the nearest whole number.

Eaton Vance Tax-Managed Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Tax-Managed Value Portfolio (the "Portfolio") and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•  An independent report comparing the expense ratio of the Eaton Vance Tax-Managed Value Fund (the "Fund") to those of comparable funds;

•  Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  The allocation of brokerage and the benefits received by the investment adviser as the result of brokerage allocation;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance, on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

The Special Committee also considered the nature, extent and quality of the management services provided by the investment adviser. In so doing, the Special Committee considered their management capabilities with respect to the types of investments held by the Portfolio, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory agreement. The Special Committee specifically noted the investment adviser's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Special Committee evaluated the level of skill required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that, in light of the asset size of the Fund, the Fund's expense ratio is reasonable.

In addition to the factors mentioned above, the Special Committee reviewed the level of profits of the investment adviser in providing investment management services for the Portfolio and for all Eaton Vance funds as a group. The Special Committee also reviewed the implementation of a soft dollar reimbursement program pursuant to which the Portfolio may receive reimbursement payments in respect of third party research services obtained by the investment adviser as a result of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also reviewed the benefits to Eaton Vance and its affiliates in providing administration services for the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also

Eaton Vance Tax-Managed Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

Eaton Vance Tax-Managed Value Fund

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed Value Fund

Officers
Thomas E. Faust Jr.
President
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Thomas J. Fetter
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Tax-Managed Value Portfolio

Officers Duncan W. Richardson President Michael R. Mach Vice President and Portfolio Manager Kevin M. Connerty Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

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Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9.    Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax Managed Value Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	June 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin M. Connerty
Kevin M. Connerty
Treasurer

Date:	June 17, 2005

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	June 17, 2005